UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/00

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        KPM Investment Management, Inc.
Address:     10250 Regency Circle
             Omaha, NE  68114

Form 13F File Number: 28-04757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   Rodney D. Cerny
Title:  President and Chief Investment Officer
Phone:  (402) 392-7971

Signature, Place, and Date of Signing:

/s/ Rodney D. Cerny                 Omaha, NE                     11/13/00
--------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:  108,671


List of Other Included Managers:  None

                        KPM Investment Management, Inc.
                                    FORM 13F
                               September 30, 2000

                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$10OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
AC Nielsen Corp             COM            004833109    919  38608 SH         Sole               38608
AT&T Corp                   COM            001957109   2314  78788 SH         Sole               78788
Abbott Laboratories         COM            002824100   3621  76139 SH         Sole               76139
Allstate Corp               COM            020002101   3924 112908 SH         Sole              112908
Alltel Corp                 COM            020039103    288   5520 SH         Sole                5520
American First Mortgage Inv COM            023934102     69  13061 SH         Sole               13061
American STS Water          COM            842502106    408  13500 SH         Sole               13500
Anadorko Petroleum Corp     COM            032511107    961  14461 SH         Sole               14461
Anheuser-Busch Cos          COM            035229103   2698  63760 SH         Sole               63760
Arthur J Gallagher          COM            363576109   2845  48126 SH         Sole               48126
Arts Way Manufacturing Inc  COM            043168103    105  32312 SH         Sole               32312
BP Amoco PLC                COM            055622104   4010  75652 SH         Sole               75652
Bay View Capital Corp       COM            07262L101   1044  97099 SH         Sole               97099
Berkshire Hathaway 'A'      COM            084670108   1803     28 SH         Sole                  28
Berkshire Hathaway 'B'      COM            084670207   3091   1493 SH         Sole                1493
CVS Corporation             COM            126650100   3591  77543 SH         Sole               77543
Dun & Bradstreet            COM            26483b106   1086  63910 SH         Sole               63910
Electronic Data Systems     COM            285663104   3659  88171 SH         Sole               88171
Emerson Electric Co         COM            291011104   2958  44145 SH         Sole               44145
Exxon Mobil Corp            COM            302290101   2891  32433 SH         Sole               32433
FiberMark Inc               COM            315646109    863  84759 SH         Sole               84759
First Data Corp             COM            319963104   1797  46000 SH         Sole               46000
First Natl Neb Inc          COM            335720108    215    100 SH         Sole                 100
Freddie Mac                 COM            313400301   6459 119472 SH         Sole              119472
Gannett Company Inc         COM            364730101   2397  45231 SH         Sole               45231
Gartner Group Cl A          COM            366651107   2634 226545 SH         Sole              226545
General Electric Co         COM            369604103    419   7257 SH         Sole                7257
Honeywell International     COM            438516106   3164  88807 SH         Sole               88807
IBM Corp                    COM            459200101    787   7000 SH         Sole                7000
IMS Health Inc.             COM            449934108   3331 160510 SH         Sole              160510
Intervoice Inc              COM            461142101    294  28008 SH         Sole               28008
J.P. Morgan & Company, Inc  COM            616880100    512   3133 SH         Sole                3133
Johnson & Johnson           COM            478160104   4890  52054 SH         Sole               52054
Kimberly-Clark Corp         COM            494368103   3846  68915 SH         Sole               68915
Leggeff & Platt Inc         COM            524660107   1171  74082 SH         Sole               74082
MBIA Inc                    COM            55262C100   1039  14608 SH         Sole               14608
Mattel Inc.                 COM            577081102    181  16175 SH         Sole               16175
McDonald's Corp             COM            580135101   2275  75360 SH         Sole               75360
Montana Power Co            COM            612085100    508  15226 SH         Sole               15226
Moody's Corporation         COM            615369105   3242 125021 SH         Sole              125021
Motorcar Parts & Acces      COM            620071100    161 179200 SH         Sole              179200

                                        1

                        KPM Investment Management, Inc.
                                    FORM 13F
                                September 30, 2000
                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$10OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
Office Depot                COM            676220106   427   54600 SH         Sole               54600
Pentair Inc                 COM            709631105  2883  107784 SH         Sole              107784
Pepsico Inc                 COM            713448108  4167   90591 SH         Sole               90591
Philip Morris Cos           COM            718154107   513   17425 SH         Sole               17425
Potash Corp.                COM            737551107  2710   51806 SH         Sole               51806
Ritchie Bros Auctions       COM            767744105   717   33550 SH         Sole               33550
SBC Communications          COM            78387g103  1010   20205 SH         Sole               20205
SITEL Corp                  COM            82980k107  1564  532563 SH         Sole              532563
Snap-On Inc.                COM            833034101  2814  119412 SH         Sole              119412
Sprint Co                   COM            852061100   893   30450 SH         Sole               30450
Transcrypt Intl, Inc.       COM            89363a101   191  122109 SH         Sole              122109
USA Education Inc.          COM            90390u102  5415  112373 SH         Sole              112373
Union Pacific               COM            907818108  1020   26250 SH         Sole               26250
Wells Fargo Corp            COM            949746101   413    9000 SH         Sole                9000
Worldcom Inc.               COM            98157d106  1462   48121 SH         Sole               48121
REPORT SUMMARY               56 DATA RECORDS        108671         0 OTHER MANAGERS ON WHOSE BEHALF REPORT



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